LONG TERM DEBT AND FINANCIAL COVENANTS - Summary of Long Term Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt		$ 0.0		$ 232.9
Non-current portion of long term debt		610.5		481.7
Total long term debt		610.5		714.6
Early repayment of borrowings	$ (64.5)	937.2
U.S. dollar denominated term notes
Disclosure of detailed information about borrowings [line items]
Total long term debt		460.4		499.5
400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Face value						$ 400,000,000
35 million at 5.49 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Face value					$ 28,100,000.0
Total long term debt		35.3		38.3
115.5 million at 7.98 percent due May 11, 2020
Disclosure of detailed information about borrowings [line items]
Face value					94,100,000.0
Total long term debt		118.3		128.3
105 million at 6.07 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Face value					85,200,000.0
Total long term debt		107.1		116.2
195 million at 6.17 percent due October 18, 2024
Disclosure of detailed information about borrowings [line items]
Face value					158,900,000.0
Total long term debt		199.7		216.7
15 million at 5.45 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Face value | £			£ 12,100,000.0
Total long term debt		20.6		21.1
Cdn dollar term notes
Disclosure of detailed information about borrowings [line items]
Total long term debt		20.5		20.5
25 million at 6.74 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Face value					$ 20,500,000.0
Total long term debt		20.5		20.5
Canadian dollar term Credit Facility borrowings
Disclosure of detailed information about borrowings [line items]
Total long term debt		$ 109.0		$ 173.5			$ 0.0
Fixed interest rate | 35 million at 5.49 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate			5.49%	5.49%	5.49%
Fixed interest rate | 115.5 million at 7.98 percent due May 11, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate			7.98%	7.98%	7.98%
Fixed interest rate | 105 million at 6.07 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate			6.07%	6.07%	6.07%
Fixed interest rate | 195 million at 6.17 percent due October 18, 2024
Disclosure of detailed information about borrowings [line items]
Interest rate			6.17%	6.17%	6.17%
Fixed interest rate | 15 million at 5.45 percent due October 18, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate			5.45%	5.45%	5.45%
Fixed interest rate | 25 million at 6.74 percent due October 18, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate			6.74%	6.74%	6.74%